Derivative Financial Instruments - Details of Quantitative Disclosure of Debt Cash Flow Maturities (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	$ 19.4143	$ 20.5835
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	0.1470	0.1789
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	23.3496	27.8834
UDIs
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	7.646804	7.108233
Euro
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	20.7083	23.4086
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate	20.9791	22.5924
Total Carrying Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,052,100,699,000	2,212,357,424,000
Total Carrying Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,641,999,726,000	1,769,102,869,000
Total Carrying Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,192,351,694,000	$ 1,258,734,656,000
Average interest rate (%)	6.59%	6.00%
Total Carrying Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 16,157,618,000	$ 19,663,527,000
Average interest rate (%)	1.35%	1.00%
Total Carrying Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 10,479,479,000	$ 22,262,769,000
Average interest rate (%)	3.75%	6.00%
Total Carrying Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 188,195,237,000	$ 173,729,977,000
Average interest rate (%)	7.76%	8.00%
Total Carrying Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 38,085,401,000	$ 35,454,689,000
Average interest rate (%)	4.09%	4.00%
Total Carrying Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 189,070,797,000	$ 251,016,970,000
Average interest rate (%)	4.30%	4.00%
Total Carrying Value | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 7,659,500,000	$ 8,240,281,000
Average interest rate (%)	1.75%	2.00%
Total Carrying Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 410,100,973,000	$ 443,254,555,000
Total Carrying Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	278,685,349,000	318,516,962,000
Total Carrying Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	13,415,342,000	15,214,474,000
Total Carrying Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	118,000,282,000	109,523,119,000
2023
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	426,584,384,000	454,945,143,000
2023 | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	128,181,424,000	170,453,839,000
2023 | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	49,003,377,000	37,913,852,000
2023 | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	4,410,000,000
2023 | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		9,753,906,000
2023 | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	38,129,345,000	85,401,120,000
2023 | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	28,979,202,000	37,384,961,000
2023 | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	7,659,500,000
2023 | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	298,402,960,000	284,491,304,000
2023 | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	204,537,935,000	200,020,654,000
2023 | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	13,415,342,000
2023 | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	80,449,683,000	84,470,650,000
2024
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	250,055,685,000	153,052,257,000
2024 | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	167,181,717,000	96,661,399,000
2024 | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	22,392,384,000	50,307,730,000
2024 | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		5,367,000,000
2024 | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	118,930,168,000
2024 | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	25,859,165,000	32,746,388,000
2024 | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		8,240,281,000
2024 | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	82,873,968,000	56,390,858,000
2024 | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	57,417,565,000	34,147,302,000
2024 | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		15,214,474,000
2024 | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	25,456,403,000	7,029,082,000
2025
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	92,786,912,000	182,065,735,000
2025 | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	79,256,553,000	109,564,539,000
2025 | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	34,634,833,000	23,079,032,000
2025 | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	10,479,479,000
2025 | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		57,280,273,000
2025 | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	34,142,241,000	29,205,234,000
2025 | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	13,530,359,000	72,501,196,000
2025 | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	5,739,676,000	61,710,357,000
2025 | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	7,790,683,000	10,790,839,000
2026
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	165,272,035,000	101,083,584,000
2026 | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	161,659,842,000	87,226,497,000
2026 | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	74,001,164,000	36,124,005,000
2026 | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	11,747,618,000
2026 | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		12,508,863,000
2026 | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	31,135,724,000
2026 | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	24,060,801,000
2026 | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	20,714,535,000	38,593,629,000
2026 | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,612,193,000	13,857,087,000
2026 | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,398,477,000	6,949,574,000
2026 | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,213,716,000	6,907,513,000
2027
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	146,108,988,000	173,687,822,000
2027 | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	142,421,497,000	170,098,886,000
2027 | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	116,556,308,000	78,925,073,000
2027 | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		14,296,527,000
2027 | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		31,048,584,000
2027 | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		22,428,519,000
2027 | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	25,865,189,000	23,400,183,000
2027 | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,687,491,000	3,588,936,000
2027 | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,487,239,000	3,382,861,000
2027 | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,200,252,000	206,075,000
2028 Thereafter
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	971,292,695,000	1,147,522,883,000
2028 Thereafter | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	963,298,693,000	1,135,097,709,000
2028 Thereafter | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	895,763,628,000	1,032,384,964,000
2028 Thereafter | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	14,024,600,000	13,026,170,000
2028 Thereafter | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	53,510,465,000	89,686,575,000
2028 Thereafter | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	7,994,002,000	12,425,174,000
2028 Thereafter | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	6,104,457,000	12,306,214,000
2028 Thereafter | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,889,545,000	118,960,000
Fair Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,853,421,785,000	2,211,701,631,000
Fair Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,435,798,394,000	1,811,677,451,000
Fair Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,011,100,409,000	1,294,291,227,000
Fair Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	14,691,136,000	18,454,292,000
Fair Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,441,285,000	23,002,138,000
Fair Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	182,158,536,000	171,407,986,000
Fair Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	37,120,498,000	35,287,367,000
Fair Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	173,811,236,000	260,931,866,000
Fair Value | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	7,475,294,000	8,302,575,000
Fair Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	417,623,391,000	400,024,180,000
Fair Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	272,536,429,000	274,925,000,000
Fair Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	13,497,422,000	15,241,361,000
Fair Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 131,589,540,000	$ 109,857,819,000